[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07503
Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2005

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments August 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.8%)
	Auto Parts: O.E.M. (1.3%)
62,000	NIFCO Inc.	$950,005

	Building Products (0.9%)
136,000	Sanwa Shutter Corp.	672,220

	Chemicals: Major Diversified (1.6%)
451,000	Mitsubishi Chemical Corp.	1,213,675

	Chemicals: Specialty (6.0%)
257,000	Daicel Chemical Industries, Ltd.	1,195,021
345,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,086,316
162,000	Kaneka Corp.	1,546,600
121,000	Shin-Etsu Polymer Co., Ltd.	699,973
		4,527,910
	Commercial Printing/Forms (1.9%)
71,000	Dai Nippon Printing Co., Ltd.	1,045,666
25,000	Nissha Printing Co., Ltd.	363,844
		1,409,510
	Computer Peripherals (1.1%)
84,000	Mitsumi Electric Co., Ltd.	874,215

	Computer Processing Hardware (2.4%)
297,000	Fujitsu Ltd.	1,843,167

	Electric Utilities (1.5%)
49,700	Tokyo Electric Power Co., Inc.	1,148,673

	Electrical Products (1.0%)
193,000	Furukawa Electric Co., Ltd.*	782,600

	Electronic Components (2.0%)
22,200	TDK Corp.	1,473,227

	Electronic Distributors (1.1%)
35,200	Ryosan Co., Ltd.	803,881

	Electronic Equipment/Instruments (16.8%)
45,100	Canon, Inc.	2,154,892
104,000	Casio Computer Co., Ltd.	1,360,330
18,500	Kyocera Corp.	1,358,078
169,000	Matsushita Electric Industrial Co., Ltd.	2,275,506
257,000	NEC Corp.	1,649,034
113,000	Ricoh Co., Ltd.	2,223,799
451,000	Toshiba Corp.	1,671,899
		12,693,538

	Electronics/Appliances (5.2%)
56,000	Fuji Photo Film Co., Ltd.	1,763,295
22,400	Rinnai Corp.	647,908
43,700	Sony Corp.	1,512,000
		3,923,203
	Engineering & Construction (1.8%)
54,000	Kyudenko Corp.	251,588
176,000	Obayashi Corp.	865,098
33,000	Sanki Engineering Co., Ltd.	220,805
		1,337,491
	Finance/Rental/Leasing (1.6%)
72,000	Hitachi Capital Corp.	1,231,085

	Food Retail (1.9%)
49,600	FamilyMart Co., Ltd.	1,402,874

	Food: Meat/Fish/Dairy (1.1%)
68,000	Nippon Meat Packers, Inc.	806,664

	Food: Specialty/Candy (0.7%)
38,900	House Foods Corp.	521,278

	Home Building (3.2%)
178,000	Sekisui Chemical Co., Ltd.	1,340,906
104,000	Sekisui House, Ltd.	1,047,140
		2,388,046
	Home Furnishings (0.1%)
3,500	Sangetsu Co., Ltd.	84,416

	Industrial Conglomerates (2.3%)
278,000	Hitachi Ltd.	1,750,700

	Industrial Machinery (7.8%)
146,000	Amada Co., Ltd.	828,558
146,000	Daifuku Co., Ltd.	781,785
59,000	Daikin Industries Ltd.	1,539,130
29,900	Fuji Machine Mfg. Co., Ltd.	291,747
72,000	Fujitec Co., Ltd.	355,881
497,000	Mitsubishi Heavy Industries, Ltd.	1,351,112
226,000	Tsubakimoto Chain Co.	757,126
		5,905,339
	Industrial Specialties (1.6%)
42,000	Lintec Corp.	590,499
161,000	Toyo Ink Manufacturing Co., Ltd.	580,632
		1,171,131
	Major Telecommunications (1.5%)
259	Nippon Telegraph & Telephone Corp.	1,123,716

	Metal Fabrications (1.1%)
201,000	Minebea Co., Ltd.	855,515

	Miscellaneous Manufacturing (1.5%)
84,500	Kurita Water Industries Ltd.	1,143,940

	Motor Vehicles (9.4%)
213,300	Nissan Motor Co., Ltd.	2,327,264
79,300	Suzuki Motor Corp.	1,294,205
63,700	Toyota Motor Corp.	2,518,847
64,500	Yamaha Motor Co., Ltd.	955,840
		7,096,156
	Movies/Entertainment (0.7%)
34,300	TOHO Co., Ltd.	492,915

	Other Transportation (0.5%)
40,000	Mitsubishi Logistics Corp.	358,078

	Pharmaceuticals: Major (1.9%)
69,900	Sankyo Co., Ltd.	1,465,181

	Pharmaceuticals: Other (4.1%)
31,300	Ono Pharmaceutical Co., Ltd.	1,398,114
48,900	Yamanouchi Pharmaceutical Co., Ltd.	1,696,394
		3,094,508
	Railroads (2.1%)
279	East Japan Railway Co.	1,568,018

	Real Estate Development (1.4%)
94,000	Mitsubishi Estate Co., Ltd.	1,059,167

	Recreational Products (4.1%)
17,600	Nintendo Co., Ltd.	1,900,961
80,400	Yamaha Corp.	1,202,504
		3,103,465
	Semiconductors (1.2%)
9,000	Rohm Co., Ltd.	935,011

	Textiles (1.1%)
92,000	Nisshinbo Industries, Inc.	652,632
50,000	Teijin Ltd.	174,371
		827,003
	Wholesale Distributors (3.3%)
32,100	Hitachi High-Technologies Corp.	437,794
157,000	Mitsubishi Corp.	1,628,201
55,000	Nagase & Co., Ltd.	433,959
		2,499,954
	TOTAL COMMON STOCKS
	(Cost $56,306,659)	74,537,475

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.3%)
	REPURCHASE AGREEMENT
$1,010	Joint repurchase agreement account 1.57% due 09/01/04 (dated 08/31/04; proceeds $1,010,044) (a) (Cost $1,010,000)		1,010,000
	TOTAL INVESTMENTS
	(Cost $57,316,659) (b)	100.1%	75,547,475
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(96,625)
	NET ASSETS	100.0%	$75,450,850

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,619,168 and the aggregate gross unrealized depreciation is $388,352, resulting in net unrealized appreciation of $18,230,816.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004